Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000002886
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli ABC Fund - Class AAA
C000050409
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli ABC Fund - Advisor Class
Without Sales Load [Member] | C000002886
Average Annual Return [Line Items]
Average Annual Return, Percent	2.78%		5.92%	3.37%	2.71%
Without Sales Load [Member] | C000050409
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%		5.64%	3.11%	2.45%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%		5.40%	2.16%	1.51%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	2.53%		5.14%	1.95%	1.27%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%		5.40%	2.16%	1.51%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	2.53%		5.14%	1.95%	1.27%